Stock Based Compensation	12 Months Ended
Dec. 31, 2020
AutoLotto, Inc. [Member]
Stock Based Compensation [Line Items]
Stock Based Compensation

8.      Stock Based Compensation

2015 Option Plan

Under the 2015 Plan, incentive stock options may be granted at a price not less than fair market value of the common stock (110% of fair value to holders of 10% or more of voting stock). If the Common Stock is at the time of grant listed on any Stock Exchange, then the Fair Market Value shall be the closing selling price per share of Common Stock on the date in question on the Stock Exchange, as such price is officially quoted in the composite tape of transactions on such exchange and published in The Wall Street Journal. If there is no closing selling price for the Common Stock on the date in question, then the Fair Market Value shall be the closing selling price on the last preceding date for which such quotation exists. If the Common Stock is at the time neither listed on any Stock Exchange, then the Fair Market Value shall be determined by the Board of Directors or the Committee acting in its capacity as administrator of the Plan after taking into account such factors as the Plan Administrator shall deem appropriate. The maximum number of shares of Common Stock which may be issued over the term of the Plan shall not exceed Four Hundred Fifty Thousand (450,000). Options are exercisable over periods not to exceed 10 years (five years for incentive stock options granted to holders of 10% or more of voting stock) from the date of grant. Shares of Common Stock issued under the Stock Issuance Program may, in the discretion of the Plan Administrator, be fully and immediately vested upon issuance or may vest in one or more instalments over the Participant’s period of Service or upon attainment of specified performance objectives. The Plan Administrator may not impose a vesting schedule upon any option grant or the shares of Common Stock subject to that option which is more restrictive than twenty percent (20%) per year vesting, with the initial vesting to occur not later than one (1) year after the option grant date. However, such limitation shall not be applicable to any option grants made to individuals who are officers of the Corporation, non-employee Board members or independent consultants.

Employee Stock Based Compensation

The fair value of the options granted to employees during the years ended December 31, 2020 and 2019 were established using the Black Scholes option pricing model utilizing the following assumptions:

	As of December 31,
	2020	2019
Dividend yield	0.0%	0.0%
Risk-free interest rate	2.8%	2.8%
Expected term	6 years	6 years
Volatility	38.1%	38.1%

The expected term of the options is based on the average period the stock options are expected to remain outstanding calculated as the midpoint of the options’ vesting term, and contractual expiration period, as the Company did not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behaviour. The expected stock price volatility assumptions for the Company’s stock options during the years ended December 31, 2020 and 2019 were determined by examining the historical volatilities for industry peers, as the Company did not have any trading history for its common stock. The risk-free interest rate assumption is based on U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts.

Non-employee Stock Based Compensation

The fair value of the options granted to non-employees during the years ended December 31, 2020 and 2019 were established using the Black Scholes option pricing model utilizing the following assumptions:

	As of December 31,
	2020	2019
Dividend yield	0.0%	0.0%
Risk-free interest rate	2.8%	2.8%
Expected term	10 years	10 years
Volatility	49.6%	49.6%

The following table shows stock option activity for the years ended December 31, 2020 and 2019:

	Shares Available for Grant	Outstanding Stock Awards	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (years)
Balance, January 1, 2019	13,194	436,806	$0.85	7.4
Forfeited	35,000	(35,000)	$(1.62)
Balance, December 31, 2019	48,194	401,806	$0.85	6.4
Forfeited	6,250	(6,250)	$(2.01)
Balance, December 31, 2020	54,444	395,556	$0.83	5.4
Exercisable, December 31, 2020	—	331,285	$1.15	5.5

Stock based compensation expense related to the employee options was $9,417 and $10,083 for the years ended December 31, 2020 and 2019, respectively. Stock based compensation expense related to the non-employee options was $6,682 and $12,444 for the years ended December 31, 2020 and 2019, respectively. No income tax benefit has been recognized related to the stock based compensation expense and no tax benefits have been realized from the exercised stock options. As of December 31, 2020, unrecognized stock-based compensation associated with stock options amounted to $10,078. These costs are expected to be recognized over a weighted-average period of 1.17 years for the stock options awards.